SEGMENT INFORMATION (Schedule of Capital Expenditure by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 11,237	$ 40,682
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	8,848	37,929
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 2,389	$ 2,753